THE ADVISORS' INNER CIRCLE FUND II

               FROST HOOVER SMALL-MID CAP EQUITY FUND (THE "FUND")

                        SUPPLEMENT DATED DECEMBER 1, 2009
                                     TO THE
              PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 30, 2009

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION ("SAI") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUSES AND SAI.

IMPORTANT INFORMATION REGARDING CHANGE IN INVESTMENT POLICY

At a November 11, 2009 meeting of the Board of Trustees of The Advisors' Inner Circle Fund II, the Trustees approved a change in the Fund's name, principal investment strategy, benchmark and non-fundamental investment limitation. Accordingly, effective February 1, 2010, the Fund's Prospectuses and SAI are amended as follows:

CHANGE IN NAME, PRINCIPAL INVESTMENT STRATEGY AND NON-FUNDAMENTAL INVESTMENT LIMITATION

1. All references to the "Frost Hoover Small-Mid Cap Equity Fund" in the Prospectuses and SAI are replaced with "Frost Small Cap Equity Fund."

2. The first paragraph in the section with the heading "Investment Strategy" on page 21 of the Class A Shares Prospectus and page 20 of the Institutional Class Shares Prospectus is deleted and replaced with the following:

                  Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small-capitalization companies to be those companies with total market capitalizations between $100 million and $3 billion at the time of initial purchase.

3. The third paragraph in the section with the heading "Principal Risks of Investing in the Fund" on page 21 of the Class A Shares Prospectus and page 20 of the Institutional Class Shares Prospectus is deleted and replaced with the following:

                  SMALL-CAPITALIZATION COMPANY RISK -- The small-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

4. The following replaces the tenth bullet point in the section under the heading "Non-Fundamental Policies" on page 35 of the SAI (bullet points numbered 11 and 12 will be renumbered 12 and 13, respectively):

                  10. The Frost Small Cap Equity Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of small capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.

                  11. The Frost LKCM Small-Mid Cap Equity Fund may not change its investment strategy to invest at least 80% of its net assets in equity securities of small/mid capitalization companies at the time of initial purchase without 60 days' prior written notice to shareholders.

BENCHMARK CHANGE

Concurrent with the change in the Fund's name, principal investment strategy and non-fundamental investment limitation, the Fund has changed its primary benchmark from the Russell 2500 Mid Cap Index to the Russell 2000 Small Cap Index because the Adviser believes it is more representative of the type of securities in which the Fund invests. Accordingly, effective February 1, 2010, the Prospectuses of the Fund are amended as follows:

1. The following replaces the table and footnotes under the "Average Annual Total Returns" heading and the information under the "What is an Index?" heading on page 23 of the Class A Shares Prospectus:

                  AVERAGE ANNUAL TOTAL RETURNS(1)

                  This table compares the Fund's Institutional Class Shares' average annual total returns for the periods ended December 31, 2008 to certain broad-based securities indices. The information in the table has been adjusted to reflect the Distribution (12b-1) Fees and the Maximum Sales Charge (Load) applicable to Class A Shares.

                                                          1 Year        5 Years         Since Performance Start Date(2)
------------------------------------------------------ ------------ --------------- --------------------------------------
Fund Return Before Taxes                                (43.23)%       (2.78)%                     (0.69)%
Fund Return After Taxes on Distributions(3)                N/A           N/A                         N/A
Fund Return After Taxes on Distributions and Sale of       N/A           N/A                         N/A
Fund Shares(3)
Russell 2000 Index Return (reflects no deduction for    (33.79)%       (0.93)%                      1.66%
fees, expenses, or taxes)(4)
Russell 2500 Index Return (reflects no deduction for    (36.79)%       (0.98)%                      1.92%
fees, expenses, or taxes) (4)

                  1 The performance information shown is that of the Institutional Class Shares of the Fund, which is based on the performance of the Predecessor Fund for periods prior to April 25, 2008. The performance shown reflects the maximum sales charges and 12b-1 fees applicable to the Fund's Class A Shares.

                  2        The Performance Start Date is May 31, 2002.

                  3 After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

                  4 The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell 2000 Index because Adviser believes the Russell 2000 Index is more representative of the type of securities in which the Fund invests.

                  WHAT IS AN INDEX?

                  An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 2500 Index is a broad-based securities index featuring 2,500 stocks that cover the small-cap and mid-cap market capitalizations. The Russell 2500 Index is a market cap weighted index that includes the smallest 2,500 companies in the Russell 3000 universe of the United States based listed equities.

2. The following replaces the table and footnotes under the "Average Annual Total Returns" heading and the information under the "What is an Index?" heading on page 21 of the Institutional Class Shares
         Prospectus:

                  AVERAGE ANNUAL TOTAL RETURNS(1)

                  This table compares the Fund's average annual total returns for the periods ended December 31, 2008 to certain broad-based securities indices.

                                                          1 Year        5 Years        Since Performance Start Date(2)
------------------------------------------------------ --------------- ------------ ----------------------------------------
Fund Return Before Taxes                                  (39.60)%       (1.40)%                     0.45%
Fund Return After Taxes on Distributions(3)                 N/A            N/A                        N/A
Fund Return After Taxes on Distributions and Sale of        N/A            N/A                        N/A
Fund Shares(3)
Russell 2000 Index Return (reflects no deduction for      (33.79)%       (0.93)%                     1.66%
fees, expenses, or taxes)(4)
Russell 2500 Index Return (reflects no deduction for      (36.79)%       (0.98)%                     1.92%
fees, expenses, or taxes) (4)

                  1 The performance information shown is based on the performance of the Predecessor Fund for periods prior to April 25, 2008 and has been adjusted to reflect expenses of the Institutional Class Shares.

                  2        The Performance Start Date is May 31, 2002.

                  3 After-tax returns cannot be calculated for periods before the Fund's registration as a mutual fund and they are, therefore, unavailable until the Fund has a full calendar year of performance operating as a mutual fund.

                  4 The Fund has changed its primary benchmark from the Russell 2500 Index to the Russell 2000 Index because Adviser believes the Russell 2000 Index is more representative of the type of securities in which the Fund invests.

                  WHAT IS AN INDEX?

                  An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000 Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index. The Russell 2500 Index is a broad-based securities index featuring 2,500 stocks that cover the small-cap and mid-cap market capitalizations. The Russell 2500 Index is a market cap weighted index that includes the smallest 2,500 companies in the Russell 3000 universe of the United States based listed equities.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 FIA-SK-009-0100